Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	33 Months Ended	60 Months Ended	62 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000006679 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie VIP Emerging Markets Series (Standard Class)
Account Value	$ 14,876.82	$ 14,876.82	$ 14,876.82	$ 14,876.82	$ 14,876.82	$ 14,156.28	$ 12,440.43		$ 17,179.23	$ 17,680.92	$ 14,135.21		$ 11,526.77	$ 13,690.65	$ 9,740.68	$ 8,549.46	$ 10,000.01
Average Annual Return, Percent	5.09%		1.03%		4.05%
C000006680 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie VIP Emerging Markets Series (Service Class)
Account Value	$ 14,454.05	14,454.05	$ 14,454.05	14,454.05	$ 14,454.05	13,796.25	12,161.04		16,846.07	17,390.59	13,946.89		11,408.35	13,585.58	9,688.4	8,522.55	10,000
Average Annual Return, Percent	4.77%		0.72%		3.75%
C000212992 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie VIP Opportunity Series (Standard Class)
Account Value	$ 22,086	22,086	$ 22,086	22,086	$ 22,086	19,267	16,567		19,192	15,588	14,068		10,813	12,778	10,738	9,919	10,000
Average Annual Return, Percent	14.63%		9.44%		8.25%
C000212997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie VIP Fund for Income Series (Standard Class)
Account Value	$ 15,553.53	15,553.53	$ 15,553.53	15,553.53	$ 15,553.53	14,600.04	12,889.47		14,492.82	13,818.46	12,801.09		11,350.56	11,651.23	10,906.95	9,815.2	10,000
Average Annual Return, Percent	6.53%		3.97%		4.52%
C000234377 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie VIP Fund for Income Series (Service Class)
Account Value	$ 11,135.29	$ 11,135.29	$ 11,135.29	11,135.29	$ 11,135.29	10,474.94	9,282.42	$ 10,000
Average Annual Return, Percent	6.30%	3.98%
C000212999 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie VIP Growth Equity Series (Standard Class)
Account Value	$ 38,563.49	$ 38,563.49	$ 38,563.49	38,563.49	$ 38,563.49	31,248.67	22,578.02		30,759.25	22,091.95	17,059.74		13,719.09	14,259.8	10,737.98	10,320.97	10,000
Average Annual Return, Percent	23.41%		17.72%		14.45%
C000213002 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie VIP Investment Grade Series (Standard Class)
Account Value	$ 12,283.92	12,283.92	$ 12,283.92	12,283.92	$ 12,283.92	11,943.89	11,103.89		13,388.26	13,485.23	12,050.04		10,699.58	10,920.94	10,428.36	9,964.84	10,000
Average Annual Return, Percent	2.85%		0.39%		2.08%
C000213003 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie VIP Investment Grade Series (Service Class)
Account Value	$ 10,074.6	10,074.6	$ 10,074.6	$ 10,074.6	$ 10,074.6	9,837.88	9,162.48		11,082.48	11,197.84	10,036.46	$ 10,000
Average Annual Return, Percent	2.41%		0.08%	0.14%
C000213004 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie VIP Limited Duration Bond Series (Standard Class)
Account Value	$ 11,413.87	11,413.87	$ 11,413.87	$ 11,413.87	$ 11,413.87	10,950.25	10,400.52		10,854.94	10,928.84	10,529.83		10,116.1	10,138.21	10,012.56	9,948.66	10,000
Average Annual Return, Percent	4.23%		1.63%		1.33%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	32,604	$ 32,604	32,604	$ 32,604	26,334	20,907		25,877	20,593	17,035		13,002	13,721	11,327	10,048	10,000
Average Annual Return, Percent	23.81%		13.86%		12.55%
MSCI Emerging Markets Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net)
Account Value	$ 14,292.79251	14,292.79251	$ 14,292.79251	14,292.79251	$ 14,292.79251	13,295.11197	12,105.38044		15,149.02468	15,544.12896	13,138.90339		11,094.98824	12,987.02213	9,460.027695	8,508.2258	10,000
Average Annual Return, Percent	7.50%		1.70%		3.64%
MSCI Emerging Markets Index gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (gross)
Account Value	$ 14,855.72962	14,855.72962	$ 14,855.72962	14,855.72962	$ 14,855.72962	13,748.87064	12,468.92653		15,534.84008	15,888.10466	13,386.53174		11,260.25346	13,129.33925	9,531.132773	8,540.125882	10,000
Average Annual Return, Percent	8.05%		2.10%		4.04%
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Account Value	$ 23,347	23,347	$ 23,347	23,347	$ 23,347	20,846	17,753		21,748	18,402	15,336		12,003	13,337	11,418	9,710	10,000
Average Annual Return, Percent	12.00%		8.77%		8.85%
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Account Value	$ 11,431.78008	$ 11,431.78008	$ 11,431.78008	$ 11,431.78008	$ 11,431.78008	11,290.62057	10,699.07897	10,000	12,299.22336	12,491.85425	11,619.61239	10,000	10,687.97371	10,686.75904	10,321.19926	10,054.99549	10,000
Average Annual Return, Percent	1.25%	(0.43%)	(0.33%)	(0.34%)	1.35%
ICE BofA US High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index
Account Value	$ 16,408.66952	$ 16,408.66952	$ 16,408.66952	$ 16,408.66952	$ 16,408.66952	15,164.8963	13,364.30353	$ 10,000	15,051.66344	14,287.28646	13,469.2707		11,772.73362	12,045.70147	11,207.08152	9,538.921017	10,000
Average Annual Return, Percent	8.20%	4.92%	4.03%		5.08%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 33,560	$ 33,560	$ 33,560	33,560	$ 33,560	26,953	21,302		26,340	20,830	17,220		13,102	13,761	11,308	10,092	10,000
Average Annual Return, Percent	24.51%		14.28%		12.87%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 47,152.16468	47,152.16468	$ 47,152.16468	47,152.16468	$ 47,152.16468	35,358.05114	24,781.69014		34,971.20844	27,407.64494	19,789.91364		14,509.83609	14,732.85159	11,314.46581	10,566.72525	10,000
Average Annual Return, Percent	33.36%		18.96%		16.78%
Bloomberg US Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate Bond Index
Account Value	$ 12,713.359	12,713.359	$ 12,713.359	$ 12,713.359	$ 12,713.359	12,448.8082	11,471.55922		13,617.96325	13,761.37475	12,523.21008	$ 10,000	10,933.68632	11,214.88473	10,538.52013	9,931.559191	10,000
Average Annual Return, Percent	2.13%		0.30%	0.40%	2.43%
Bloomberg 1 3 Year US Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Account Value	$ 11,750	$ 11,750	$ 11,750	$ 11,750	$ 11,750	$ 11,260	$ 10,763		$ 11,175	$ 11,228	$ 10,866		$ 10,445	$ 10,281	$ 10,194	$ 10,065	$ 10,000
Average Annual Return, Percent	4.36%		1.58%		1.63%